Share-based payments - Stock Options Activity (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Number of stock options
Balance - Beginning of year (in shares) | shares	1,968,476	4,301,800	2,861,300
Issued (in shares) | shares	880,000	602,500	2,666,666
Expired (in shares) | shares	(1,115,976)	(423,334)	(227,833)
Exercised (in shares) | shares			(998,333)
Cancelled (in shares) | shares		2,512,490
Balance - End of year (in shares) | shares	1,732,500	1,968,476	4,301,800
Weighted average exercise price
Balance - Beginning of year (in dollar per share)	$ 3.52	$ 4.16	$ 3.78
Issued (in dollar per share)	1.58	1.84	4.04
Expired (in dollar per share)	3.65	4.37	3.86
Exercised (in dollar per share)			2.84
Cancelled (in dollar per share)		4.06
Balance - End of year (in dollar per share)	$ 2.44	$ 3.52	4.16
Share price			$ 4.54